Document and Entity Information	Jan. 30, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001681087
Document Type	8-K
Document Period End Date	Jan. 30, 2025
Entity Registrant Name	Tectonic Therapeutic, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38537
Entity Tax Identification Number	81-0710585
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(339)
Local Phone Number	666-3320
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TECX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false